Expense Example, No Redemption {- Fidelity Advisor® Small Cap Fund} - 11.30 Fidelity Advisor Small Cap Fund - AMCIZ PRO-11 - Fidelity Advisor® Small Cap Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Small Cap Fund-Class A
Expense Example, No Redemption:
1 Year	$ 693
3 Years	943
5 Years	1,212
10 Years	1,978
Fidelity Advisor Small Cap Fund-Class M
Expense Example, No Redemption:
1 Year	493
3 Years	796
5 Years	1,120
10 Years	2,035
Fidelity Advisor Small Cap Fund-Class C
Expense Example, No Redemption:
1 Year	207
3 Years	640
5 Years	1,098
10 Years	2,369
Fidelity Advisor Small Cap Fund - Class I
Expense Example, No Redemption:
1 Year	98
3 Years	306
5 Years	531
10 Years	1,178
Fidelity Advisor Small Cap Fund-Class Z
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	$ 1,002